Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended		6 Months Ended				10 Months Ended	12 Months Ended
	Apr. 24, 2001	Nov. 30, 2014 USD ($) $ / shares shares	Jan. 31, 2001 $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares	May 31, 2007 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Nov. 30, 2000 $ / shares shares	Jun. 30, 2018 USD ($) ShareBasedCompensationPlan $ / shares shares	Jun. 30, 2017 USD ($)	Jul. 31, 2011 USD ($) $ / shares shares	Jun. 30, 2009 USD ($) $ / shares shares	Oct. 31, 2004 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ShareBasedCompensationPlan $ / shares shares	Dec. 31, 2016 USD ($) ShareBasedCompensationPlan $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	May 31, 2018 shares	Apr. 24, 2018 shares	Dec. 31, 2000 shares
Class of Stock [Line Items]
Shares authorized (in shares)									190,000,000					319,500,000	250,300,000
Par value (in dollars per share) | $ / shares									$ 0.0001					$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)									5,000,000					0	0
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001					$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)									0					0	0
Preferred stock, shares outstanding (in shares)									0					0	0
Common stock, shares issued (in shares)									34,792,000					2,979,000	2,539,000
Common stock, shares outstanding (in shares)									34,792,000					2,979,000	2,539,000
Net consideration received (net of offering costs) | $										$ 27,582				$ 27,481	$ 11,964
Offering costs | $									$ 15					0	571
Liquidation preference | $														$ 148,452	$ 119,669
Gross aggregate cash proceeds | $									$ 101,486
Number of shares authorized for issuance (in shares)									9,000,000					9,000,000	6,300,000
Number of stock-based compensation plans | ShareBasedCompensationPlan									2					2	2
Number of shares available for issuance (in shares)									2,900,000					1,700,000	149,000
Intrinsic value of options exercised | $									$ 1,900	38				$ 751	$ 32
Proceeds from the exercise of options | $									123	$ 66				$ 336	$ 52
Compensation cost related to nonvested awards not yet recognized | $									$ 22,762
IPO
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares									$ 7.185
Gross aggregate cash proceeds | $									$ 50,000
Warrants
Class of Stock [Line Items]
Expected term (in years)									5 years
Volatility rate (as a percent)									39.00%
Risk free rate (as a percent)									1.70%
Fair value of warrants | $									$ 360
Shares issued for warrants (in shares)																		15,000
Restricted stock awards and restricted stock units
Class of Stock [Line Items]
Forecasted number of non-vested contingent awards (in shares)									558,000
Restricted stock awards
Class of Stock [Line Items]
Forecasted number of non-vested contingent awards (in shares)									115,000					0
Performance-Based Awards
Class of Stock [Line Items]
Forecasted number of non-vested contingent awards (in shares)									206,000
2000 Plan
Class of Stock [Line Items]
Number of shares authorized for issuance (in shares)																				17,200,000
2001 Plan
Class of Stock [Line Items]
Number of shares available for issuance (in shares)																			0
2001 Plan | Options
Class of Stock [Line Items]
Term of options (in years)	10 years
Term of exercise of vested options after termination of employment (in months)	3 months
2001 Plan | Options | Minimum
Class of Stock [Line Items]
Vesting period (in years)	4 years
2001 Plan | Options | Maximum
Class of Stock [Line Items]
Vesting period (in years)	5 years
2018 Plan
Class of Stock [Line Items]
Number of shares authorized for issuance (in shares)																			3,400,000
Maximum number of shares to be added to Plan																			5,600,000
Percentage of shares of common stock on last day of fiscal year that can be added upon annual increase																			5.00%
2018 ESPP
Class of Stock [Line Items]
Number of shares authorized for issuance (in shares)																			900,000
Percentage of shares of common stock on last day of fiscal year that can be added upon annual increase																			2.00%
Number of shares that can be added upon annual increase (in shares)																			900,000
Convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)									0					129,478,000	100,255,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001					$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)									0					24,642,000	19,836,000
Preferred stock, shares outstanding (in shares)									0					24,642,000	19,836,000
Shares issued upon conversion of preferred stock (in shares)									1
Dividends declared (in dollars per share) | $ / shares									$ 0.000
Liquidation preference | $														$ 148,452	$ 119,669
Series A convertible preferred stock
Class of Stock [Line Items]
Number of shares sold (in shares)			40,000					1,800,000
Share price (in dollars per share) | $ / shares								$ 5.15
Series B convertible preferred stock
Class of Stock [Line Items]
Number of shares sold (in shares)			3,300,000
Share price (in dollars per share) | $ / shares			$ 13.30
Series A and Series B convertible preferred stock
Class of Stock [Line Items]
Shares issued upon conversion of preferred stock (in shares)									3,000,000
Conversion ratio									1
Series C convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)									0					4,600,000	4,600,000
Preferred stock, shares outstanding (in shares)									0					4,600,000	4,600,000
Number of shares sold (in shares)													1,600,000
Share price (in dollars per share) | $ / shares													$ 8.490
Net consideration received (net of offering costs) | $													$ 13,100
Offering costs | $													$ 129
Dividend entitlement per annum (in dollars per share) | $ / shares									$ 0.340
Liquidation preference (in dollars per share) | $ / shares									$ 8.490
Liquidation preference | $														$ 38,819	$ 38,819
Series D convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)									0					5,700,000	5,700,000
Preferred stock, shares outstanding (in shares)									0					5,700,000	5,700,000
Number of shares sold (in shares)						3,300,000						2,300,000
Share price (in dollars per share) | $ / shares						$ 4.590						$ 4.590
Net consideration received (net of offering costs) | $						$ 15,200						$ 10,700
Offering costs | $						$ 14						$ 55
Dividend entitlement per annum (in dollars per share) | $ / shares									$ 0.184
Liquidation preference (in dollars per share) | $ / shares									$ 4.590
Liquidation preference | $														$ 25,980	$ 25,980
Series E convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)									0					2,300,000	2,300,000
Preferred stock, shares outstanding (in shares)									0					2,300,000	2,300,000
Number of shares sold (in shares)											2,300,000
Share price (in dollars per share) | $ / shares											$ 7.4695
Net consideration received (net of offering costs) | $											$ 17,400
Offering costs | $											$ 135
Dividend entitlement per annum (in dollars per share) | $ / shares									$ 0.300
Liquidation preference (in dollars per share) | $ / shares									$ 7.469
Liquidation preference | $														$ 17,536	$ 17,536
Series E convertible preferred stock | Warrants
Class of Stock [Line Items]
Warrants granted to purchase convertible preferred stock (in shares)																	20,000
Exercise price (in dollars per share) | $ / shares																	$ 7.4695
Series F convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)									0					7,300,000	7,300,000
Preferred stock, shares outstanding (in shares)									0					7,300,000	7,300,000
Number of shares sold (in shares)		1,000,000			2,300,000		4,000,000
Share price (in dollars per share) | $ / shares		$ 5.145			$ 5.145		$ 5.145
Net consideration received (net of offering costs) | $		$ 4,900			$ 12,000		$ 20,300
Offering costs | $		$ 127			$ 36		$ 71
Dividend entitlement per annum (in dollars per share) | $ / shares									$ 0.206
Liquidation preference (in dollars per share) | $ / shares									$ 5.145
Liquidation preference | $														$ 37,334	$ 37,334
Series F convertible preferred stock | Warrants
Class of Stock [Line Items]
Warrants granted to purchase convertible preferred stock (in shares)																194,000
Exercise price (in dollars per share) | $ / shares																$ 5.145
Series G convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)									0					4,800,000	0
Preferred stock, shares outstanding (in shares)									0					4,800,000	0
Number of shares sold (in shares)				4,800,000
Share price (in dollars per share) | $ / shares				$ 5.9885
Net consideration received (net of offering costs) | $				$ 28,800
Offering costs | $				$ 1,300											$ 45
Dividend entitlement per annum (in dollars per share) | $ / shares									$ 0.240
Liquidation preference (in dollars per share) | $ / shares									$ 5.9885
Liquidation preference | $														$ 28,783